Supplement dated September 19, 2016
to the Prospectus, each as supplemented, if applicable, of each of the following Funds:
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia AMT-Free California Intermediate Muni Bond Fund	9/1/2016
Columbia AMT-Free Georgia Intermediate Muni Bond Fund	9/1/2016
Columbia AMT-Free Maryland Intermediate Muni Bond Fund	9/1/2016
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund	9/1/2016
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund	9/1/2016
Columbia AMT-Free Virginia Intermediate Muni Bond Fund	9/1/2016
Columbia Capital Allocation Moderate Aggressive Portfolio	6/1/2016
Columbia Capital Allocation Moderate Conservative Portfolio	6/1/2016
Columbia Convertible Securities Fund	7/1/2016
Columbia Global Strategic Equity Fund	6/1/2016
Columbia Large Cap Enhanced Core Fund	7/1/2016
Columbia Large Cap Growth Fund II	7/1/2016
Columbia Large Cap Growth Fund III	7/1/2016
Columbia Large Cap Growth Fund V	7/1/2016
Columbia Large Cap Index Fund	7/1/2016
Columbia Mid Cap Index Fund	7/1/2016
Columbia Mid Cap Value Fund	7/1/2016
Columbia Overseas Value Fund	7/1/2016
Columbia Select Global Growth Fund	7/1/2016
Columbia Select International Equity Fund	7/1/2016
Columbia Select Large Cap Equity Fund	7/1/2016
Columbia Short Term Bond Fund	8/1/2016
Columbia Short Term Municipal Bond Fund	9/1/2016
Columbia Small Cap Index Fund	7/1/2016
Columbia Small Cap Value Fund II	7/1/2016
Effective immediately, the second FUNDamentals box in the subsection "Share Price Determination" in the "Buying, Selling and Exchanging Shares" section of the Prospectus for each of the above mentioned Funds is hereby superseded and replaced with the following:
FUNDamentals
Business Days
A business day is any day that the New York Stock Exchange (NYSE) is open. A business day typically ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. The Fund will not treat an intraday unscheduled disruption in NYSE trading or an intraday unscheduled closing as a close of regular trading on the NYSE for these purposes and will price its shares as of the regularly scheduled closing time for that day (typically, 4:00 p.m. Eastern time). Notwithstanding the foregoing, the NAV of Fund shares may be determined at such other time or times (in addition to or in lieu of the time set forth above) as the Fund’s Board may approve or ratify. On holidays and other days when the NYSE is closed, the Fund's NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund's assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP000_00_032_(09/16)

Supplement dated September 19, 2016
to the Prospectus, each as supplemented, if applicable, of each of the following Funds (each a Fund and together the
Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust I
Active Portfolios® Multi-Manager Alternative Strategies Fund	1/1/2016
Active Portfolios® Multi-Manager Growth Fund	8/1/2016
Active Portfolios® Multi-Manager Small Cap Equity Fund	1/1/2016
Active Portfolios® Multi-Manager Total Return Bond Fund	1/1/2016
CMG Ultra Short Term Bond Fund	12/1/2015
Columbia Adaptive Alternatives Fund	10/1/2015
Columbia Adaptive Risk Allocation Fund	10/1/2015
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund	3/1/2016
Columbia AMT-Free Intermediate Muni Bond Fund	3/1/2016
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund	3/1/2016
Columbia AMT-Free New York Intermediate Muni Bond Fund	3/1/2016
Columbia AMT-Free Oregon Intermediate Muni Bond Fund	12/1/2015
Columbia Balanced Fund	1/1/2016
Columbia Bond Fund	9/1/2016
Columbia California Tax-Exempt Fund	3/1/2016
Columbia Contrarian Core Fund	1/1/2016
Columbia Corporate Income Fund	9/1/2016
Columbia Disciplined Small Core Fund	1/1/2016
Columbia Diversified Absolute Return Fund	10/1/2015
Columbia Diversified Real Return Fund	6/1/2016
Columbia Dividend Income Fund	10/1/2015
Columbia Emerging Markets Fund	1/1/2016
Columbia Global Dividend Opportunity Fund	1/1/2016
Columbia Global Energy and Natural Resources Fund	1/1/2016
Columbia Global Technology Growth Fund	1/1/2016*
Columbia Greater China Fund	1/1/2016
Columbia High Yield Municipal Fund	10/1/2015
Columbia Large Cap Growth Fund	12/1/2015
Columbia Mid Cap Growth Fund	1/1/2016
Columbia Multi-Asset Income Fund	9/1/2016
Columbia New York Tax-Exempt Fund	3/1/2016
Columbia Pacific/Asia Fund	8/1/2016
Columbia Real Estate Equity Fund	5/1/2016
Columbia Select Large Cap Growth Fund	8/1/2016
Columbia Small Cap Growth Fund I	1/1/2016
Columbia Small Cap Value Fund I	9/1/2016
Columbia Strategic Income Fund	3/1/2016
Columbia Tax-Exempt Fund	12/1/2015
Columbia Total Return Bond Fund	9/1/2016
Columbia U.S. Social Bond Fund	12/1/2015
Columbia U.S. Treasury Index Fund	9/1/2016
*The prospectus for Class Y shares is dated 3/1/2016.
SUP000_00_033_(09/16)

Effective immediately, the second FUNDamentals box in the subsection "Share Price Determination" in the "Buying, Selling and Exchanging Shares" section of the Prospectus for each of the above mentioned Funds is hereby superseded and replaced with the following:
FUNDamentals
Business Days
A business day is any day that the New York Stock Exchange (NYSE) is open. A business day typically ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. The Fund will not treat an intraday unscheduled disruption in NYSE trading or an intraday unscheduled closing as a close of regular trading on the NYSE for these purposes and will price its shares as of the regularly scheduled closing time for that day (typically, 4:00 p.m. Eastern time). Notwithstanding the foregoing, the NAV of Fund shares may be determined at such other time or times (in addition to or in lieu of the time set forth above) as the Fund’s Board may approve or ratify. On holidays and other days when the NYSE is closed, the Fund's NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund's assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
2
SUP000_00_033_(09/16)

Supplement dated September 19, 2016
to the Prospectus, each as supplemented, if applicable, of each of the following Funds (each a Fund and together the
Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust II
Active Portfolios® Multi-Manager Value Fund	10/1/2015
Columbia Absolute Return Currency and Income Fund	3/1/2016
Columbia Asia Pacific ex-Japan Fund	3/1/2016
Columbia Capital Allocation Aggressive Portfolio	6/1/2016
Columbia Capital Allocation Conservative Portfolio	6/1/2016
Columbia Capital Allocation Moderate Portfolio	6/1/2016
Columbia Commodity Strategy Fund	10/1/2015
Columbia Disciplined Core Fund	12/1/2015
Columbia Disciplined Growth Fund	12/1/2015
Columbia Disciplined Value Fund	12/1/2015
Columbia Diversified Equity Income Fund	10/1/2015
Columbia Dividend Opportunity Fund	10/1/2015
Columbia Emerging Markets Bond Fund	3/1/2016
Columbia European Equity Fund	3/1/2016
Columbia Flexible Capital Income Fund	10/1/2015
Columbia Floating Rate Fund	12/1/2015
Columbia Global Bond Fund	3/1/2016
Columbia Global Equity Value Fund	7/1/2016
Columbia Global Infrastructure Fund	9/1/2016
Columbia Global Opportunities Fund	12/1/2015
Columbia High Yield Bond Fund	10/1/2015
Columbia Income Builder Fund	6/1/2016
Columbia Income Opportunities Fund	12/1/2015
Columbia Inflation Protected Securities Fund	12/1/2015
Columbia Limited Duration Credit Fund	12/1/2015
Columbia Minnesota Tax-Exempt Fund	12/1/2015
Columbia Money Market Fund	12/1/2015
Columbia Mortgage Opportunities Fund	10/1/2015
Columbia Select Global Equity Fund	3/1/2016
Columbia Select Large-Cap Value Fund	10/1/2015
Columbia Select Smaller-Cap Value Fund	10/1/2015
Columbia Seligman Communications and Information Fund	10/1/2015
Columbia Seligman Global Technology Fund	3/1/2016
Columbia Small/Mid Cap Value Fund	10/1/2015
Columbia Strategic Municipal Income Fund	12/1/2015
Columbia U.S. Government Mortgage Fund	10/1/2015*
*The prospectus for Class R shares is dated 3/1/2016.
Effective immediately, the second FUNDamentals box in the subsection "Share Price Determination" in the "Buying, Selling and Exchanging Shares" section of the Prospectus for each of the above mentioned Funds is hereby superseded and replaced with the following:
SUP000_00_034_(09/16)

FUNDamentals
Business Days
A business day is any day that the New York Stock Exchange (NYSE) is open. A business day typically ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. The Fund will not treat an intraday unscheduled disruption in NYSE trading or an intraday unscheduled closing as a close of regular trading on the NYSE for these purposes and will price its shares as of the regularly scheduled closing time for that day (typically, 4:00 p.m. Eastern time). Notwithstanding the foregoing, the NAV of Fund shares may be determined at such other time or times (in addition to or in lieu of the time set forth above) as the Fund’s Board may approve or ratify. On holidays and other days when the NYSE is closed, the Fund's NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund's assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
2
SUP000_00_034_(09/16)

Supplement dated September 19, 2016
to each of the following Statements of Additional Information (each an SAI and collectively the SAIs):
SAI	SAI Dated
Columbia Funds Series Trust and Columbia Funds Series Trust II	9/1/2016
Columbia Funds Series Trust I	9/1/2016
Effective immediately, the definition for the term Business Day under the heading "Glossary" in the "SAI Primer" section of each of the above mentioned SAIs is hereby superseded and replaced with the following:
Any day on which the NYSE is open for business. A business day typically ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. The Fund will not treat an intraday unscheduled disruption in NYSE trading or an intraday unscheduled closing as a close of regular trading on the NYSE for these purposes and will price its shares as of the regularly scheduled closing time for that day (typically, 4:00 p.m. Eastern time). Notwithstanding the foregoing, the NAV of Fund shares may be determined at such other time or times (in addition to or in lieu of the time set forth above) as the Fund’s Board may approve or ratify. On holidays and other days when the NYSE is closed, the Fund's NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund's assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
The rest of the section remains the same.
Effective immediately, the second paragraph in the subsection "Purchase and Redemption" in the "Purchase, Redemption and Pricing of Shares" section of each of the above mentioned SAIs is hereby superseded and replaced with the following
Purchases of shares of the Funds may be effected on a Business Day. The Trust and the Distributor reserve the right to reject any purchase order. The issuance of shares is recorded on the books of the Trust, and share certificates are not issued. Purchase orders for shares in the Funds that are received by the Distributor or by the Transfer Agent before the end of the Business Day (typically 4:00 p.m., Eastern time) are priced according to the net asset value determined on that day but are not executed until 4:00 p.m., Eastern time, on the Business Day on which immediately available funds in payment of the purchase price are received by the Fund’s Custodian.
Effective immediately, the first paragraph in the subsection "Offering Price" in the "Purchase, Redemption and Pricing of Shares" section of each of the above mentioned SAIs is hereby superseded and replaced with the following:
The share price of each Fund is based on each Fund’s net asset value (NAV) per share, which is calculated separately for each class of shares as of the end of the Business Day.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP000_00_036_(09/16)